Cash and balances with central bank - Summary of cash and balances with central bank (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and balances with central bank [abstract]
Amounts held at central banks	€ 109,237	€ 51,178
Cash and bank balances	1,851	2,024
Cash and balances with central banks	€ 111,087	€ 53,202	€ 49,987